Equity - Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 544.0	$ 489.6	$ 386.6
Other comprehensive loss before reclassifications	3.9	(0.3)	(3.6)
Amounts reclassified from accumulated other comprehensive loss		1.2
Ending balance	536.2	544.0	489.6
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(48.3)	(49.2)	(45.6)
Ending balance	(44.4)	(48.3)	(49.2)
Foreign currency adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(48.3)	(48.0)	(45.6)
Other comprehensive loss before reclassifications	3.9	(0.3)	(2.4)
Amounts reclassified from accumulated other comprehensive loss		0.0
Ending balance	(44.4)	(48.3)	(48.0)
Derivative Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1.2)	0.0
Other comprehensive loss before reclassifications			(1.2)
Ending balance			$ (1.2)
Derivative Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.0
Other comprehensive loss before reclassifications	0.0	0.0
Amounts reclassified from accumulated other comprehensive loss		1.2
Ending balance	$ 0.0	$ 0.0